INTEREST EXPENSES (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
INTEREST EXPENSES
Interest expenses for margin financing - Due to banks	$ 23,477	$ 65,295	$ 48,369	$ 97,358
Interest expenses for margin financing - Due to other licensed financial institutions	7,391	36,294	9,233	49,131
Interest expenses for securities borrowed - Due to clients	29,524	88,818	42,325	110,186
Interest expenses for securities borrowed - Due to brokers	5,435	14,093	10,598	15,207
Interest expenses for IPO financing - Due to banks		42,183		49,404
Total	$ 65,827	246,967	$ 110,525	$ 321,286
Interest expenses for IPO financing - Due to other parties		$ 284